PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 14.2%
620,965  Schwab U.S. TIPS
ETF
$ 33,302,353
7.7
246,420  Vanguard FTSE
Developed Markets
ETF
13,013,440
3.0
139,347  Vanguard Long-Term
Treasury ETF
8,575,414
2.0
128,499  Vanguard Total
International Bond ETF
6,460,930
1.5
Total Exchange-Traded
Funds
(Cost $57,614,382)
61,352,137
14.2
MUTUAL FUNDS : 85.8%
Affiliated Investment Companies : 85.8%
1,690,174  Voya High Yield Bond
Fund - Class R6
11,881,925
2.8
12,318,375  Voya Intermediate
Bond Fund - Class R6
110,619,008
25.7
2,697,796  Voya Large Cap Value
Portfolio - Class R6
17,319,849
4.0
807,012  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
8,651,168
2.0
3,065,322  Voya Multi-Manager
International Equity
Fund - Class I
34,484,873
8.0
792,670  Voya Multi-Manager
Mid Cap Value Fund
- Class I
8,632,172
2.0
112,185  Voya Russell
TM
Large
Cap Growth Index
- Class I
8,620,270
2.0
1,937,798  Voya Short Duration
Bond Fund - Class R6
18,292,812
4.3
45,498
(1)
Voya Small Cap
Growth Fund - Class
R6
2,164,814
0.5
196,259  Voya Small Company
Fund - Class R6
3,240,234
0.8
2,911,611  Voya U.S. Stock Index
Portfolio - Class I
58,319,559
13.5
2,893,828  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
27,809,686
6.5
1,485,200  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
43,115,349
10.0
703,723  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
7,501,691
1.7
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
91,769  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 8,617,113
2.0
Total Mutual Funds
(Cost $348,042,482)
369,270,523
85.8
Total Long-Term
Investments
(Cost $405,656,864)
430,622,660
100.0
Total Investments in
Securities
(Cost $405,656,864) $ 430,622,660 100.0
Liabilities in Excess
of Other Assets (44,240) 0.0
Net Assets $ 430,578,420 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 61,352,137 $ — $ — $ 61,352,137
Mutual Funds 369,270,523 — — 369,270,523
Total Investments, at fair value $ 430,622,660 $ — $ — $ 430,622,660
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 13,215,337 $ 1,383,439 $ (17,557,948) $ 2,959,172 $ — $ 329,992 $ (3,207,363) $ —
Voya High Yield Bond Fund - Class
R6
8,960,486 4,070,949 (1,317,215) 167,705 11,881,925 495,542 49,482 —
Voya Intermediate Bond Fund -
Class R6
90,086,678 35,934,115 (21,246,903) 5,845,118 110,619,008 3,492,205 (3,348,286) —
Voya Large Cap Value Portfolio -
Class R6
— 18,802,261 (2,485,309) 1,002,897 17,319,849 35,343 77,147 845,026
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
13,427,962 219,479 (5,306,539) 310,266 8,651,168 — 388,881 —
Voya Multi-Manager International
Equity Fund - Class I
17,200,503 22,430,096 (9,488,240) 4,342,514 34,484,873 — (1,096,418) —
Voya Multi-Manager International
Factors Fund - Class I
21,811,000 912,172 (23,115,110) 391,938 — — 918,340 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,673,393 5,054,362 (4,580,506) 1,484,923 8,632,172 — (602,448) —
Voya Russell
TM
Large Cap Growth
Index - Class I
13,893,772 642,328 (5,563,762) (352,068) 8,620,270 35,653 2,450,892 312,619
Voya Short Duration Bond Fund -
Class R6
13,038,691 7,098,602 (2,063,073) 218,592 18,292,812 519,955 946 —
Voya Small Cap Growth Fund -
Class R6
4,590,781 50,755 (2,515,370) 38,648 2,164,814 — 572,900 —
Voya Small Company Fund - Class
R6
4,662,558 120,804 (1,690,995) 147,867 3,240,234 — 126,424 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
22,117,029 42,770 (25,444,691) 3,284,892 — — (2,348,305) —
Voya U.S. Stock Index Portfolio -
Class I
70,134,229 15,069,029 (33,453,723) 6,570,024 58,319,559 53,089 1,439,831 4,898,881
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
29,858,780 8,846,545 (13,552,341) 2,656,702 27,809,686 1,161,731 (2,710,578) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
44,846,167 1,179,019 (7,583,028) 4,673,191 43,115,349 185,320 (121,267) 513,321
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
6,666,617 5,602,301 (5,999,877) 1,232,650 7,501,691 — (1,070,341) 863,823
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
9,210,970 1,190,144 (2,416,682) 632,681 8,617,113 — 366,956 793,672
$ 390,394,953 $ 128,649,170 $ (185,381,312) $ 35,607,712 $ 369,270,523 $ 6,308,830 $ (8,113,207) $ 8,227,342
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution 2025 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 26,720,511
Gross Unrealized Depreciation (1,754,715)
Net Unrealized Appreciation $ 24,965,796